EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 1, 2014, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-14-024896) to the definitive version of the Registrant’s prospectuses regarding the Class A Shares of the Tax-Managed Large Cap Fund and the Class I Shares of the Small Cap, Core Fixed Income and U.S. Fixed Income Funds, dated January 31, 2014, and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on January 30, 2014 (SEC Accession No. 0001104659-14-005327).